Stockholders' Equity - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2019
Stockholders' Equity Note [Abstract]
Authorized share repurchase				$ 1,000.0
Value of shares withheld	$ 7.1	$ 7.6	$ 21.9